Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document And Entity Information
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Entity File Number	001-37600
Entity Registrant Name	NANO DIMENSION LTD.
Entity Central Index Key	0001643303
Document Fiscal Period Focus	FY
Amendment Flag	false